Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Intangible Assets

	Balance at 12/31/2017	Business combination	Additions	Disposals	Impairment	Balance at 12/31/2018	Additions	Disposals	Transfers	Balance at 12/31/2019
Cost
Goodwill - acquisition of subsidiaries	118,706	24,488	—	—	—	143,194	—	—	—	143,194
Customer relationship	97,355	2,103	—	(30)	—	99,428	—	(60)	—	99,368
Trademark use right	12,491	—	—	—	—	12,491	—	—	—	12,491
Trademarks and patents	45	1,659	—	—	—	1,704	28	—	—	1,732
Software	43,063	34,544	22,840	—	(4,764)	95,683	41,363	(25,000)	22,566	134,612
Licenses for use - payment arrangements	5,527	—	5,910	—	—	11,437	88	(7)	—	11,518
Software in progress	4,486	—	19,701	(7,071)	—	17,116	25,695	(213)	(22,566)	20,032
Right-of-use assets - Software (i)	—	—	—	—	—	—	37,513	—	—	37,513
Others	700	—	726	(700)	—	726	—	(726)	—	—

	282,373	62,794	49,177	(7,801)	(4,764)	381,779	104,687	(26,006)	—	460,460
Amortization
Customer relationship	(16,811)	—	(9,760)	—	—	(26,571)	(10,582)	60	—	(37,093)
Trademark use right	(12,491)	—	—	—	—	(12,491)	—	—	—	(12,491)
Trademarks and patents	—	—	(113)	—	—	(113)	(335)	—	—	(448)
Software	(17,030)	(5)	(13,311)	—	—	(30,346)	(19,847)	23,678	—	(26,515)
Licenses for use - payment arrangements	(1,236)	—	(2,278)	—	—	(3,514)	(2,533)	1	—	(6,046)
Right-of-use assets - Software (i)	—	—	—	—	—	—	(4,168)	—		(4,168)
Others	(717)	—	(370)	—	—	(1,087)	(182)	1,269	—	—

	(48,285)	(5)	(25,832)	—	—	(74,122)	(37,647)	25,008	—	(86,761)

Intangible assets, net	234,088	62,789	23,345	(7,801)	(4,764)	307,657	67,040	(998)	—	373,699